VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Movement in vessels and equipment, net
Movements in the six months ended June 30, 2017 may be summarized as follows;

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2016	1,635,011	(157,616)	1,477,395
Depreciation	—	(34,092)
Purchase of vessels and equipment	231	—
Disposal of vessels and equipment	—	—
Impairment loss	—	—
Transferred to assets held for sale	—	—
Transfers from Newbuildings	598,578	—
Balance at June 30, 2017	2,233,820	(191,708)	2,042,112